Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 31, 2018	May 31, 2018	Dec. 31, 2017	Apr. 30, 2017	Jun. 30, 2014
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 2,910,315			$ 2,767,193
Additional paid-in capital	2,648,599			2,283,591
Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	(23,539)			(36,247)
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	12,600			29,900
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	9,500			1,200
Unsecured Senior Notes due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	53,750			53,750
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	500			800
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	57,500
Unsecured Senior Notes Due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	500			1,500
Convertible Notes due 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	142,200	$ 14,500	$ 180,400	328,700		$ 298,700
Convertible Notes due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	400			2,800
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	11,865			13,044
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	22,972			32,838
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,066,452			1,615,248
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,420,381			717,139
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,750			53,750
Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	57,500			57,500
Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	145,000			348,500
Convertible Notes due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	203,500			0
Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	593,652			186,462
Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,285			11,387
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	69,718			65,458
Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751			0
Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	9,087			8,581
Reserve of equity component of convertible instruments [member] | Convertible Notes due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Additional paid-in capital	1,900
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11,865			13,044
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	22,972			32,838
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,420,381			717,139
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	52,584			53,449
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,029			58,466
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	593,652			186,462
Level 1 of fair value hierarchy [member] | Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,285			11,387
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	69,718			65,458
Level 1 of fair value hierarchy [member] | Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,087			8,581
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,066,452			1,615,248
Level 2 of fair value hierarchy [member] | Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	140,267			316,184
Level 2 of fair value hierarchy [member] | Convertible Notes due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	163,842			0
Level 3 of fair value hierarchy [member] | Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751			0
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350				$ 4,350
Sale leaseback transaction, aggregate amount	13,100
Scorpio Group Pools [Member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	42,973			41,401
Scorpio Group Pools [Member] | Level 1 of fair value hierarchy [member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 42,973			$ 41,401